Supplementary Cash Flow Information	9 Months Ended
Sep. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Cash Flow Supplemental Disclosures [Text Block]

16. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Nine months ended September 30,
	2013	2012
Supplementary cash flow information:
Cash paid for interest	$337,143	$316,734
Cash paid for income taxes (1)	$373,217	$414,657
Cash inflow for income taxes from stock option exercises	$6,297	$17,588

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(158,447)	$(2,434,645)
Liabilities assumed	19,923	282,789
Noncontrolling interest subject to put provisions	16,317	86,729
Noncontrolling interest	4,558	105,863
Obligations assumed in connection with acquisition	8,403	4,720
Cash paid	(109,246)	(1,954,544)
Less cash acquired	5,471	171,795
Net cash paid for acquisitions	(103,775)	(1,782,749)
Cash paid for investments	(188,538)	(386)
Cash paid for intangible assets	(5,143)	(5,696)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(297,456)	$(1,788,831)

(1) Net of tax refund.